Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS

Details of outstanding balances with the Group’s related parties as of December 31, 2023 and 2024 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2023	2024
Xu Qing	Shareholder of the Company	$191	$204

The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2023	2024
Man Guo	Shareholder	918	—
Dan Shao	Shareholder	10,190	3,631
		$11,108	$3,631
(1)	The Group issued a total of 6,567,431 ordinary shares to the two related parties to repay $7.6 million (RMB 54,374 million) debts on April 30, 2024.